Revenue Recognition - Summary of Sources of Capitated Revenue (Detail) - Capitated Revenue [Member] - OAK Street Health Inc and Affiliates [Member]	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Humana [Member]
Disclosure Of Sources Of Revenue In Percentage Terms [Line Items]
Concentration risk percentage	44.00%	58.00%	46.00%	61.00%
Wellcare [Member]
Disclosure Of Sources Of Revenue In Percentage Terms [Line Items]
Concentration risk percentage	12.00%	8.00%	12.00%	9.00%
Cigna-HealthSpring [Member]
Disclosure Of Sources Of Revenue In Percentage Terms [Line Items]
Concentration risk percentage	9.00%	9.00%	10.00%	9.00%
Other [Member]
Disclosure Of Sources Of Revenue In Percentage Terms [Line Items]
Concentration risk percentage	35.00%	25.00%	32.00%	21.00%